Inventories (Details) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Inventory [Line Items]
Raw materials	$ 402,761	$ 340,431
Work-in-process	486,254	454,251
Reserve	(37,000)	(22,000)
Total	$ 852,015	$ 772,682